Segment Information (Reconciliation of Total Segment Operating Income to Consolidated Income before Income Tax) (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended
	Apr. 30, 2013	Sep. 30, 2013	Sep. 30, 2012	Mar. 31, 2013	Jun. 30, 2013		Jun. 30, 2012	Jun. 30, 2011
Segment Reporting Information [Line Items]
Gain on the Sale of Assets								$ 13
Reserve for Expected Government Settlement	(41)			(41)	(41)
Operating Income		116	143		619		574	504
Interest Expense and Other, Net		20	19		76		87	79
Income Before Income Tax		96	124		543		487	425
Operating Segments [Member]
Segment Reporting Information [Line Items]
Operating Income		$ 116	$ 143		$ 660	[1]	$ 574	$ 491	[2]

[1]	During the fiscal year ended June 30, 2013, we recorded a $41 million charge to establish a reserve in connection with the agreement in principle to resolve the previously disclosed government investigations related to prior sales and marketing practices for our ChloraPrep skin preparation product and relationships with healthcare professionals. The agreement in principle remains subject to several conditions, and the amount and timing of the payment are subject to the final terms of the settlement agreement. These amounts have not been allocated to segment results.
[2]	The $13 million net gain on the sale of assets related primarily to the sale of our OnSite Services business ($15 million gain), offset by a post-closing adjustment related to the sale of our Research Services business ($2 million loss), has not been allocated to segment results for the fiscal year ended June 30, 2011. See note 2.